Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2015
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases facilities and vehicles under operating leases that expire on various dates through 2022. Aggregate minimum lease and rental payments under non-cancelable operating leases as of December 31, 2015, are (in the aggregate) and for each succeeding fiscal year below:

2016	1,725
2017	1,929
2018	1,560
2019	1,377
2020 and thereafter	1,727

8,318

Total rent expenses for the years ended December 31, 2013, 2014 and 2015 were $1,080, $1,203 and $1,443, respectively.

b.	Charges:

As of December 31, 2015, the Company has three lines of credit with Israeli banks for total borrowings of up to $5.0 million, all of which was undrawn as of December 31, 2015. These lines of credit are unsecured and available subject to the Company maintenance of a 30% ratio of total shareholders' equity to total assets. Interest rates across these credit lines varied from 1.95% to 2.3% as of December 31, 2015. Any borrowings under the credit lines would become repayable if Fortissimo Capital ceases to be the company controlling shareholder (which for this purpose generally requires Fortissimo Capital to continue to hold 25% of the company outstanding ordinary shares).

As of the date of these financial statements, the Company does not have any borrowings under the lines of credit. The Company is in compliance with the financial covenants.

c.	Purchase commitments:

The Company estimates that at December 31, 2015, it had $ 12,441 of purchase commitments for goods and services from vendors.

d.	Litigation:

From time to time, the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

In February 2015, one of the Company's distributors, which, accounted for 25% and 18% of the Company's revenues in 2014 and 2015, respectively, received a letter claiming patent infringement in connection with the sale of one of the Company's systems. The letter included copy of the complaint filed against the distributor with the U.S. District Court for the Middle District of Florida.

The Company's agreement with the distributor contains an undertaking by the Company to indemnify the distributor against claims by third parties alleging that the Company's products infringe third party intellectual property rights.

In December 2015, the parties reached a settlement agreement in which the Company is obligated to pay $ 90, which is accrued for.

e.	Royalty Commitments:

1.	Under the Company's agreement for purchasing print heads and other products, which was amended and restated in 2015, the Company is obligated to pay royalties at a rate set forth in the agreement up to an agreed maximum amount of the Company’s annual ink revenues.

Royalties'- expenses for the years ended December 31, 2013, 2014 and 2015 were $563, $590 and $625, respectively.

2.	The Company received research and development grants from the Office of the Chief Scientist (the "OCS"). In consideration for the research and development grants received from the OCS, the Company had undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. The royalty rate is 3.5%. If the Company does not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, and bears interest at the LIBOR rate.

The total research and development grants that the Company has received from the OCS as of December 31, 2015 were $ 168. The accumulated interest as of December 31, 2015 was $ 8. At the end of 2015 the Company decided to repay its grant in full to the OCS in the amount of $ 176, in addition to royalties paid during the year and settled its obligations to the OCS.

f.	Guarantees:

As of December 31, 2015, the Company provided two bank guarantees of $ 204 in the aggregate for its rented facilities.